Discontinued Operations (Details Textual) - USD ($)		12 Months Ended
	Dec. 01, 2016	Dec. 31, 2018
Discontinued Operations (Textual)
Business acquisition issued and outstanding shares		5,000,000
Loss on the disposal		$ 5,127,174
America Arki Network Service Beijing Co., Ltd [Member]
Discontinued Operations (Textual)
Business acquisition issued and outstanding shares	4,680,000
Additional shares of common stock	320,000
Supplementary agreement date	Mar. 28, 2017
Percentage of sell acquisition shares	2.00%
Percentage of acquire of capital stock	100.00%